Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*	1,121,127	$19,608,511
CURRENCY – 20.3%
Invesco DB U.S. Dollar Index Bullish Fund*	744,606	21,064,904
WisdomTree Bloomberg U.S. Dollar Bullish Fund*(a)	742,979	20,870,280
		41,935,184
EQUITY – 19.8%
Vanguard Mega Cap Value ETF	408,335	41,090,751
FIXED INCOME – 50.4%
Vanguard Short-Term Bond ETF	538,229	41,696,600
Vanguard Short-Term Treasury ETF	349,366	20,626,569
Vanguard Total Bond Market ETF	546,121	41,996,705
		104,319,874
TOTAL EXCHANGE-TRADED FUNDS
(Cost $207,072,284)		206,954,320

SHORT-TERM INVESTMENTS – 0.1%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(b)	156,297	156,297
TOTAL SHORT TERM INVESTMENTS
(Cost $156,297)		156,297
TOTAL INVESTMENTS – 100.1%
(Cost $207,228,581)		207,110,617
Liabilities in Excess of Other Assets – (0.1%)		(89,044)
TOTAL NET ASSETS – 100.0%		$207,021,573

*	Non-income producing security.

(a)	Affiliated issuer.

(b)	The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$26,624,129	$(5,792,533)	$(34,527)	$73,211	$20,870,280	742,979	$—	$—